DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Project revenues, net	$ 6,994,000	$ 4,451,000	$ 15,343,000	$ 8,583,000	$ 16,192,000	$ 24,613,000
United Kingdom [Member]
Project revenues, net	2,555,000	2,123,000	4,825,000	2,952,000	5,922,000	8,659,000
United States [Member]
Project revenues, net	$ 4,439,000	$ 2,328,000	$ 10,518,000	$ 5,631,000	$ 10,270,000	$ 15,954,000